Loans Payable - Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loans Payable - Related Parties
8.      LOANS PAYABLE – RELATED PARTIES

As at December 31, 2012, the Company was indebted to certain of its officers, directors and stockholders in the amount of $275,577 (December 31, 2011 - $262,795) for cash advances, consulting services and expenses paid on behalf of the Company.  $234,166 (December 31, 2011 - $221,985) owed by the Company is recorded under loans payable and $41,411 (December 31, 2011 - $40,810) owed is recorded under discontinued operations (see note 4).  These loans are unsecured, non-interest bearing and repayable upon demand.  Due to the demand features, these loans are presented in the accompanying consolidated balance sheet as current liabilities.